Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended
	Oct. 31, 2011	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012 Segment	Jun. 30, 2011	Jun. 30, 2010	Oct. 19, 2011	Jun. 30, 2009
Summary Of Significant Accounting Policies [Line Items]
Number of reportable and operating segment				1
Deferred revenues		$ 1,841,000		$ 805,000	$ 1,734,000
Cash and cash equivalents		181,689,000	94,200,000	122,060,000	76,361,000	28,415,000		13,674,000
Deposits of cash outside the united states				102,800,000	29,600,000
Minimum period of standard credit term				30 days
Maximum period of standard credit term				60 days
Period of warranties on certain product		12 months		12 months
Liquidation value including all accrued and unpaid dividends							$ 2.95
Accretion recorded				111,500,000	37,700,000	100,000.0
Impairment losses				0	0	0
Depreciation expense		1,262,000	394,000	602,000	213,000	144,000
Deferred offering costs against initial public offering	3,100,000
Deferred offering costs					2,141,000
Maximum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of acquisition-related intangible assets				10 years
Minimum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of acquisition-related intangible assets				5 years
Post Contract Customer Support
Summary Of Significant Accounting Policies [Line Items]
Deferred revenues				$ 805,000	$ 497,000
Estimated life of devices				2 years